Note 44	6 Months Ended
Jun. 30, 2021
Impairment or reversal of impairment on non financial assets [Abstract]
Disclosure of Impairment or reversal of impairment on non financial assets [Text Block]	Impairment or reversal of impairment on non-financial assets
The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying condensed consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	June 2021	June 2020
Tangible assets (*)	158	62
Intangible assets	5	3
Others	33	—
Total	196	65
(*) In 2021, it includes the impairment due to the closure of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 16 and 23).